Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Inflation Protected Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inflation Protected Bond Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in inflation-indexed debt securities issued by U.S. and foreign governments and their agencies and instrumentalities. Foreign issuers may be located in countries having economies and markets considered to be developed or emerging.
  The Fund may invest its assets in securities of a relatively small number of issuers of inflation-indexed bonds, primarily U.S. and foreign governments.
  The Fund will not invest in fixed-income securities that have a quality rating less than "Baa" as rated by Moody's Investor Service, Inc. ("Moody's") or the equivalent by Standard and Poor's® ("S&P®") or Fitch, Inc. ("Fitch") (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below an "Baa" or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  Although the Fund may invest in debt securities of varying maturities, the average dollar-weighted duration of the Fund is expected to be between four and 10 years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security's duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund's dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund's total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
  The Fund may invest up to 20% of its assets in fixed-income securities that are not inflation-indexed.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund's average maturity may lengthen due to a drop in prepayments. This may increase the Fund's sensitivity to interest rates and its potential for price declines.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Investing in emerging markets involve greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect on decreasing the overall level of the Fund's liquidity.
  Investing in a limited number of issuers may expose the Fund to a greater risk of losses than if its assets were more diversified.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund's after-tax performance.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 4.49% 9/2011	Worst Quarter: (6.53)% 6/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).
Inflation Protected Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.39%	[2],[3]
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	127
5 Years	rr_ExpenseExampleYear05	223
10 Years	rr_ExpenseExampleYear10	504
Inflation Protected Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses	rr_NetExpensesOverAssets	0.65%	[2],[3]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	210
5 Years	rr_ExpenseExampleYear05	367
10 Years	rr_ExpenseExampleYear10	822
2010	rr_AnnualReturn2010	5.82%	[4]
2011	rr_AnnualReturn2011	12.00%	[4]
2012	rr_AnnualReturn2012	6.06%	[4]
2013	rr_AnnualReturn2013	(8.64%)	[4]
2014	rr_AnnualReturn2014	2.77%	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.53%)
One Year	rr_AverageAnnualReturnYear01	2.77%	[4]
Five Years	rr_AverageAnnualReturnYear05	3.37%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2009	[4]
Inflation Protected Bond Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.86%	[4],[5]
Five Years	rr_AverageAnnualReturnYear05	2.17%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2009	[4],[5]
Inflation Protected Bond Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.58%	[4],[5]
Five Years	rr_AverageAnnualReturnYear05	2.24%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2009	[4],[5]
Inflation Protected Bond Fund | Barclays U.S. Treasury Inflation Protected Securities (TIPS) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.64%	[4]
Five Years	rr_AverageAnnualReturnYear05	4.11%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2009	[4]

[1]	The “Fee waiver” includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund.
[2]	(after fee waiver)
[3]	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.
[4]	Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).